Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail)		12 Months Ended
	Sep. 24, 2019 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Sep. 29, 2020 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount issued		S/ 10,634,546,000		S/ 14,308,959,000
Borrowings		5,551,629,000		7,906,303,000
Interest payable		106,145,000		134,679,000
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued | $						$ 25,000,000
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued			$ 484,895,000	1,681,974,000	$ 441,000,000		$ 200,000,000
Local Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 391,007,000		738,457,000
Local Issuances [Member] | Subordinated Bonds Second Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		7.50%	7.50%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued | $			$ 50,000,000
Borrowings				190,616,000
Local Issuances [Member] | Subordinated Bonds Second Program Second A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		5.81%	5.81%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued		S/ 150,000,000
Borrowings				149,998,000
Local Issuances [Member] | Subordinated Bonds Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				340,614,000
Local Issuances [Member] | Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		4.84%	4.84%
Interest Payment		Semi-annually
Borrowings Maturity		2030
Amount issued | $			$ 25,000,000
Borrowings		S/ 92,725,000		95,350,000
Local Issuances [Member] | Subordinated Bonds Third Program First - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		6.00%	6.00%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 20,000,000
Borrowings		S/ 74,102,000		76,213,000
Local Issuances [Member] | Subordinated Bonds Third Program Second Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		4.34%	4.34%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 20,000,000
Borrowings		S/ 74,180,000		76,280,000
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 241,007,000		247,843,000
Local Issuances [Member] | Corporate Bonds Second Program fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate, basis		3.41% + VAC
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued		S/ 150,000,000
Borrowings		150,000,000		150,000,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 5,054,477,000		7,033,167,000
International Issuances [Member] | Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		4.00%	4.00%
Interest Payment		Semi-annually
Borrowings Maturity		2030
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,107,228,000		1,137,691,000
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		IFS
Annual interest rate		4.125%	4.125%
Interest Payment		Semi-annually
Borrowings Maturity		2027
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,045,258,000		1,074,396,000
International Issuances [Member] | Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		3.375%	3.375%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued | $			$ 484,895,000
Borrowings		S/ 0		1,849,133,000
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate	5.00%	5.00%	5.00%
Interest Payment		Semi-annually
Borrowings Maturity	2026	2026
Amount issued	S/ 312,000,000	S/ 312,000,000
Borrowings		S/ 311,644,000		311,522,000
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		3.25%	3.25%
Interest Payment		Semi-annually
Borrowings Maturity		2026
Amount issued | $			$ 400,000,000
Borrowings		S/ 1,477,909,000		1,517,661,000
International Issuances [Member] | Six point six two five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		6.625%	6.625%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,112,438,000		1,142,764,000
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 5,445,484,000		S/ 7,771,624,000